DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.7%
Austria - 0.8%
ANDRITZ AG	35	$2,011
Erste Group Bank AG	145	5,796
OMV AG	71	3,933
Raiffeisen Bank International AG	68	1,633
Telekom Austria AG*	67	595
Verbund AG	54	5,912
voestalpine AG	62	2,810

(Cost $18,803)		22,690

Belgium - 3.1%
Ackermans & van Haaren NV	12	2,210
Ageas SA/NV	75	3,749
Anheuser-Busch InBev SA/NV	498	30,563
Elia Group SA/NV	33	4,145
Etablissements Franz Colruyt NV	27	1,510
Galapagos NV*	22	1,306
Groupe Bruxelles Lambert SA	38	4,356
KBC Group NV	135	11,369
Melexis NV	9	1,064
Proximus SADP	68	1,333
Sofina SA	8	3,536
Solvay SA	36	4,715
Telenet Group Holding NV	24	913
UCB SA	58	6,633
Umicore SA	89	5,856
Warehouses De Pauw CVA REIT	64	2,942

(Cost $96,850)		86,200

Finland - 3.8%
Elisa OYJ	73	4,674
Fortum OYJ	212	6,437
Huhtamaki OYJ	48	2,562
Kesko OYJ, Class B	126	5,200
Kojamo OYJ	85	2,067
Kone OYJ, Class B	191	15,837
Metso Outotec OYJ	349	3,726
Neste OYJ	203	12,351
Nokia OYJ*	2,630	15,771
Nokian Renkaat OYJ	55	2,091
Orion OYJ, Class B	48	1,956
Sampo OYJ, Class A	226	11,669
Stora Enso OYJ, Class R	305	5,968
UPM-Kymmene OYJ	251	10,201
Valmet OYJ	67	2,686
Wartsila OYJ Abp	225	3,188

(Cost $82,805)		106,384

France - 33.0%
Accor SA*	78	2,685
Aeroports de Paris *	14	1,643
Air Liquide SA	228	40,861
Airbus SE*	295	40,291
Alstom SA(a)	142	6,101
Amundi SA, 144A	30	2,838
Arkema SA	23	3,052
Atos SE	49	2,543
AXA SA	993	27,875
BioMerieux	22	2,697
BNP Paribas SA	524	33,235
Bollore SA	447	2,644
Bouygues SA	105	4,391
Bureau Veritas SA	141	4,679
Capgemini SE	70	15,712
Carrefour SA	306	6,086
Cie de Saint-Gobain	208	15,073
Cie Generale des Etablissements Michelin SCA	78	12,619
Cie Plastic Omnium SA	29	874
CNP Assurances	81	1,386
Covivio REIT	22	2,091
Credit Agricole SA	552	7,956
Danone SA	311	22,714
Dassault Systemes SE	345	19,672
Edenred	104	5,893
Eiffage SA	44	4,572
Electricite de France SA	241	3,264
Engie SA	900	12,889
EssilorLuxottica SA	144	28,262
Eurazeo SE	21	2,159
Faurecia SE	66	3,182
Gecina SA REIT	24	3,727
Getlink SE	204	3,279
Hermes International	17	24,974
ICADE REIT	16	1,375
Iliad SA	9	1,934
Ipsen SA	18	1,799
Kering SA	32	25,460
Klepierre SA REIT*	105	2,566
La Francaise des Jeux SAEM, 144A	50	2,586
Legrand SA	129	14,759
L’Oreal SA	120	56,137
LVMH Moet Hennessy Louis Vuitton SE	129	95,448
Neoen SA, 144A*	22	940
Orange SA	895	10,164
Orpea SA	25	3,146
Pernod Ricard SA	92	19,326
Publicis Groupe SA	106	6,947
Remy Cointreau SA*	10	1,969
Renault SA*	103	3,824
Rexel SA*	116	2,426
Rubis SCA	49	1,898
Safran SA	151	18,941

Sanofi	511	52,853
Sartorius Stedim Biotech	12	7,275
Schneider Electric SE	256	45,722
SCOR SE	90	2,761
SEB SA	17	2,673
Societe Generale SA	342	10,759
Sodexo SA*	42	3,472
SOITEC*	11	2,628
Suez SA	190	4,407
Teleperformance	29	12,817
Thales SA	54	5,478
TotalEnergies SE(a)	1,110	48,933
Ubisoft Entertainment SA*	54	3,437
Unibail-Rodamco-Westfield REIT*	58	5,080
Valeo	102	2,899
Veolia Environnement SA	247	8,470
Vinci SA	260	27,896
Vivendi SE(a)	409	15,604
Wendel SE	14	2,031
Worldline SA, 144A*	116	10,307

(Cost $776,216)		919,066

Germany - 25.2%
adidas AG	85	30,147
Allianz SE	185	43,454
BASF SE	413	31,943
Bayer AG	451	25,099
Bayerische Motoren Werke AG	156	14,800
Bechtle AG	36	2,602
Beiersdorf AG	57	6,914
Brenntag SE	72	7,262
Carl Zeiss Meditec AG	15	3,313
Commerzbank AG*	512	3,209
CompuGroup Medical SE & Co. KGaA	14	1,306
Continental AG*	50	6,718
Covestro AG, 144A	87	5,638
CTS Eventim AG & Co. KGaA*	28	1,805
Daimler AG	380	32,037
Delivery Hero SE, 144A*	81	11,723
Deutsche Bank AG*(b)	1,007	12,515
Deutsche Boerse AG	84	14,487
Deutsche Lufthansa AG*	247	2,474
Deutsche Post AG	440	30,946
Deutsche Telekom AG	1,966	41,792
E.ON SE	970	12,799
Evonik Industries AG	100	3,376
Evotec SE*	47	2,336
Fielmann AG	12	922
Fraport AG Frankfurt Airport Services Worldwide*	18	1,161
Fresenius Medical Care AG & Co. KGaA	94	7,217
Fresenius SE & Co. KGaA	192	9,984
FUCHS PETROLUB SE	14	552
GEA Group AG	77	3,555
Hannover Rueck SE	30	5,523
HeidelbergCement AG	72	6,255
Hella GmbH & Co. KGaA*	22	1,572
HelloFresh SE*	76	8,189
Henkel AG & Co. KGaA	50	4,498
HOCHTIEF AG	9	720
Infineon Technologies AG	587	24,990
KION Group AG	37	3,958
Knorr-Bremse AG	77	9,239
LANXESS AG	43	3,134
LEG Immobilien SE	35	5,578
Merck KGaA	57	13,538
MTU Aero Engines AG	23	5,277
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	65	18,987
Nemetschek SE	29	2,842
Puma SE	44	5,339
Rational AG	2	2,287
Rheinmetall AG	18	1,760
RWE AG	310	12,109
SAP SE	497	74,779
Scout24 AG, 144A	36	3,026
Siemens AG	361	60,018
Siemens Energy AG*	195	5,658
Sixt SE*	10	1,343
Stroeer SE & Co. KGaA	11	905
Symrise AG	53	7,545
TAG Immobilien AG	69	2,335
Talanx AG	26	1,181
TeamViewer AG, 144A*	81	2,697
Telefonica Deutschland Holding AG	447	1,254
thyssenkrupp AG*	209	2,327
Uniper SE	49	1,945
United Internet AG	45	1,945
Varta AG	8	1,275
Vonovia SE	264	17,813
Wacker Chemie AG	9	1,587
Zalando SE, 144A*	67	7,419

(Cost $610,674)		702,933

Greece - 0.1%
Hellenic Telecommunications Organization SA
(Cost $1,722)	123	2,420

Ireland - 2.0%
AIB Group PLC*	401	1,209
CRH PLC	381	20,257
Kerry Group PLC, Class A	76	11,143
Kingspan Group PLC	67	7,654
Ryanair Holdings PLC, ADR*	92	9,908

Smurfit Kappa Group PLC	107	6,136

(Cost $37,378)		56,307

Italy - 6.2%
A2A SpA	779	1,710
Amplifon SpA	62	3,241
Assicurazioni Generali SpA	627	12,782
Atlantia SpA*	103	1,930
Banca Mediolanum SpA	129	1,339
Brembo SpA	67	968
Buzzi Unicem SpA	48	1,274
Davide Campari-Milano NV	263	3,635
De’ Longhi SpA	24	1,085
DiaSorin SpA	6	1,369
Enel SpA	3,272	29,806
Eni SpA	1,230	15,179
ERG SpA	26	766
FinecoBank Banca Fineco SpA*	290	5,346
Hera SpA	586	2,534
Infrastrutture Wireless Italiane SpA, 144A	173	2,057
Interpump Group SpA	37	2,629
Intesa Sanpaolo SpA	8,435	23,872
Italgas SpA	235	1,557
Mediobanca Banca di Credito Finanziario SpA*	357	4,206
Moncler SpA	111	7,102
Nexi SpA, 144A*	398	8,290
Pirelli & C SpA, 144A	160	958
Poste Italiane SpA, 144A	231	3,132
Prysmian SpA	129	4,853
Recordati Industria Chimica e Farmaceutica SpA	33	2,164
Reply SpA	11	2,219
Snam SpA	1,019	6,019
Telecom Italia SpA	5,126	2,319
Telecom Italia SpA-RSP	2,643	1,276
Terna - Rete Elettrica Nazionale	621	4,909
UniCredit SpA	948	11,826

(Cost $150,084)		172,352

Luxembourg - 1.0%
ArcelorMittal SA	343	11,497
Aroundtown SA	587	4,494
Eurofins Scientific SE	60	8,505
Tenaris SA	235	2,368

(Cost $19,456)		26,864

Netherlands - 14.2%
Aalberts NV	36	2,248
ABN AMRO Bank NV, 144A*	408	5,694
Adyen NV, 144A*	13	41,963
Aegon NV	904	4,475
Akzo Nobel NV	88	10,845
Argenx SE*	23	7,760
ASM International NV	24	9,309
ASML Holding NV	160	133,060
ASR Nederland NV(a)	62	2,834
BE Semiconductor Industries NV	30	2,729
Euronext NV, 144A	43	4,987
EXOR NV	56	4,667
Heineken Holding NV	52	4,819
Heineken NV	115	12,584
IMCD NV	21	4,136
ING Groep NV	1,862	25,717
Just Eat Takeaway.com NV, 144A*	76	6,883
Koninklijke Ahold Delhaize NV	481	16,222
Koninklijke DSM NV	79	16,809
Koninklijke KPN NV	1,385	4,437
Koninklijke Philips NV	422	19,448
Koninklijke Vopak NV	34	1,472
NN Group NV	123	6,384
Prosus NV*	274	24,226
Randstad NV	57	4,192
Signify NV, 144A	60	3,359
Wolters Kluwer NV	124	14,260

(Cost $237,752)		395,519

Portugal - 0.4%
EDP - Energias de Portugal SA	1,266	6,952
Galp Energia SGPS SA	225	2,304
Jeronimo Martins SGPS SA	121	2,564

(Cost $10,544)		11,820

Spain - 7.4%
Acciona SA	12	1,949
ACS Actividades de Construccion y Servicios SA	142	3,832
Aena SME SA, 144A*	36	5,746
Amadeus IT Group SA*	198	12,089
Banco Bilbao Vizcaya Argentaria SA*	2,991	19,585
Banco Santander SA*	7,888	29,121
Bankinter SA	309	1,810
CaixaBank SA	2,106	6,543
Cellnex Telecom SA, 144A*	297	20,335
Enagas SA	113	2,570
Endesa SA	156	3,749
Ferrovial SA	257	7,439
Grifols SA(a)	144	3,517
Iberdrola SA	2,701	33,462
Industria de Diseno Textil SA	547	18,667
Inmobiliaria Colonial Socimi SA REIT*	137	1,482
Mapfre SA	471	1,015
Merlin Properties Socimi SA REIT*	137	1,600
Naturgy Energy Group SA(a)	160	4,117
Red Electrica Corp. SA	214	4,267
Repsol SA	690	7,905
Siemens Gamesa Renewable Energy SA*	113	3,350

Telefonica SA(a)	2,684	13,248

(Cost $222,141)		207,398

Switzerland - 0.5%
STMicroelectronics NV
(Cost $6,092)	308	13,700

TOTAL COMMON STOCKS
(Cost $2,270,517)		2,723,653

PREFERRED STOCKS - 2.0%
Germany - 1.9%
Bayerische Motoren Werke AG	26	2,176
FUCHS PETROLUB SE	34	1,720
Henkel AG & Co. KGaA	87	8,497
Porsche Automobil Holding SE	72	7,289
Sartorius AG	14	9,222
Volkswagen AG	100	23,763

(Cost $39,364)		52,667

Spain - 0.1%
Grifols SA, Class B
(Cost $2,851)	129	1,867

TOTAL PREFERRED STOCKS (Cost $42,215)		54,534

EXCHANGE-TRADED FUNDS - 0.2%
iShares MSCI Eurozone ETF
(Cost $4,761)	100	5,083

SECURITIES LENDING COLLATERAL - 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
(Cost $18,303)	18,303	18,303

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
(Cost $584)	584	584

TOTAL INVESTMENTS - 100.6% (Cost $2,336,380)		$2,802,157
Other assets and liabilities, net - (0.6%)		(16,261)

NET ASSETS - 100.0%		$2,785,896

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG*(b)
14,310	611	—	—	(2,406)	—	—	1,007	12,515
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
135,258	—	(116,955)(e)	—	—	1	—	18,303	18,303
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
394	42,914	(42,724)	—	—	—	—	584	584

149,962	43,525	(159,679)	—	(2,406)	1	—	19,894	31,402

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $69,315, which is 2.5% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $62,157.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2021 the Xtrackers Eurozone Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Industrials	$447,984	16.1%
Consumer Discretionary	423,031	15.2
Financials	411,218	14.9
Information Technology	404,861	14.6
Consumer Staples	214,381	7.7
Materials	206,921	7.4
Health Care	197,551	7.1
Utilities	179,584	6.5
Communication Services	145,062	5.2
Energy	94,444	3.4
Real Estate	53,150	1.9

Total	$2,778,187	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$2,723,653	$—	$—	$2,723,653
Preferred Stocks(f)	54,534	—	—	54,534
Exchange-Traded Funds	5,083	—	—	5,083
Short-Term Investments(f)	18,887	—	—	18,887

TOTAL	$2,802,157	$—	$—	$2,802,157

(f)	See Schedule of Investments for additional detailed categorizations.